COMMITMENTS AND CONTINGENCIES - Pre-Closing Bridge Notes (Details)	Nov. 02, 2021 USD ($)	Sep. 30, 2023 USD ($)
Subsequent event | Series D Preferred Stock
COMMITMENTS AND CONTINGENCIES
Percent of discount		50.00%
If the proposed Business Combination is not completed on or before September 30, 2023 | Subsequent event | Better HoldCo, Inc. | Class B ordinary shares
COMMITMENTS AND CONTINGENCIES
Percent of discount		75.00%
Amount of pre-money equity valuation		$ 6,900,000,000
If the proposed Business Combination is not completed on or before September 30, 2023 | Subsequent event | Better HoldCo, Inc. | Common Stock
COMMITMENTS AND CONTINGENCIES
Amount of pre-money equity valuation		6,900,000,000
If the proposed Business Combination is not completed on or before September 30, 2023 | Subsequent event | Better HoldCo, Inc. | Common Stock | Class B ordinary shares
COMMITMENTS AND CONTINGENCIES
Amount of pre-money equity valuation		$ 6,900,000,000
Bridge Note Purchase Agreement | Sponsor
COMMITMENTS AND CONTINGENCIES
Bridge notes purchased	$ 100,000,000
Bridge Note Purchase Agreement | SB Northstar LP
COMMITMENTS AND CONTINGENCIES
Bridge notes purchased	650,000,000
Bridge Note Purchase Agreement | Better HoldCo, Inc.
COMMITMENTS AND CONTINGENCIES
Bridge notes issued	$ 750,000,000
Conversion rate of bridge notes into Better Class A common stock	1